CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)		Common Shares		Additional Paid-In Capital		Accumulated Deficit	Total
Beginning balance, amount at Oct. 15, 2009
Beginning balance, shares at Oct. 15, 2009
Initial founder's shares, shares		7,600,000
Intial founder's shares, amount		15,200		(15,200)
Common shares issued for services, shares		309,375
Common shares issued for services, amount		619		308,756			309,375
Share-based compensation
Beneficial conversion feature on note payable
Settlement of derivative liability
Net loss						(917,825)	(917,825)
Ending balance, amount at Mar. 31, 2010		15,819	[1]	293,556	[1]	(917,825)	(608,450)
Ending balance, shares at Mar. 31, 2010	[1]	7,909,375
Reverse recapitalization transaction, shares		143,375
Reverse recapitalization transaction, amount		286		(320,286)			(320,000)
Common shares issued for services, shares		122,813
Common shares issued for services, amount		246		365,254			365,500
Common stock issued towards settlement of notes payable, shares		515,367
Common stock issued towards settlement of notes payable, amount		1,031		686,469			687,500
Common stock issued in Private Placement, net of offering costs, shares		2,237,500
Common stock issued in Private Placement, net of offering costs, amount		4,475		4,081,088			4,085,563
Warrants issued in Unit offering				(2,182,732)			(2,182,732)
Share-based compensation				560,880			560,880
Beneficial conversion feature on note payable				107,000			107,000
Settlement of derivative liability
Retirement of common shares, shares		(42,056)
Retirement of common shares, value		(84)		(151,316)			(151,400)
Net loss						(6,979,498)	(6,979,498)
Ending balance, amount at Mar. 31, 2011		1,089	[1]	3,460,597	[1]	(7,897,323)	(4,435,637)
Ending balance, shares at Mar. 31, 2011	[1]	10,886,374
Common shares issued for services, shares		16,849
Common shares issued for services, amount		2		183,998			184,000
Warrants issued for services				135,207			135,207
Common stock issued in Private Placement, net of offering costs, shares		292,500
Common stock issued in Private Placement, net of offering costs, amount		29		914,071			914,100
Common shares issued in Unit offering net of Offering costs of $1,605,747, shares		15,625,945
Common shares issued in Unit offering net of Offering costs of $1,605,747, amount		1,563		10,892,690			10,894,253
Placement Agent consideration For Unit offering, shares		100,000
Placement Agent consideration For Unit offering, amount		10		(10)
Common shares issued on conversion of notes payable in Unit offering, shares		4,041,563
Common shares issued on conversion of notes payable in Unit offering, amount		404		4,980,359			4,980,763
Warrants issued in Unit offering				(26,282,119)		(1,365,306)	(27,647,425)
Common shares issued on conversion of related party note payable, shares		133,750
Common shares issued on conversion of related party note payable, amount		13		106,987			107,000
Share-based compensation				283,199			283,199
Cashless exercise of Placement Agent warrants, shares		331,303
Cashless exercise of Placement Agent warrants, amount		33		3,594,402			3,594,435
Shares issued under repricing agreement, shares		292,500
Shares issued under repricing agreement, amount		29		(29)
Warrants issued on deposit of Asset acquisition				162,192			162,192
Common shares issued on deposit of assets acquisition, shares		250,000
Common shares issued on deposit of assets acquisition, amount		25		499,975			500,000
Warrants issued with convertible note				811,447			811,447
Beneficial conversion feature on note payable				243,711			243,711
Settlement of derivative liability				13,323			13,323
Net loss						(10,201,446)	(10,201,446)
Ending balance, amount at Dec. 31, 2011		$ 3,197				$ (19,464,075)	$ (19,460,878)
Ending balance, shares at Dec. 31, 2011		31,970,784

[1]	Adjustment gives effect to a 30-for-1 forward stock split effective March 17, 2010 and a 1-for-20 reverse stock split effective October 27, 2011.